Tax	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Tax
10. Tax

	Note	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Current tax
Current income tax charge		11.2	11.0	4.1	4.8
Adjustment in respect of prior years		(5.4)	(2.4)	—	(0.9)

		5.8	8.6	4.1	3.9
Deferred tax
Origination and reversal of temporary differences		(15.4)	(11.6)	(1.3)	(9.2)
Adjustment in respect of prior years		5.4	1.9	—	0.9
Effect of tax rate change		(2.9)	1.4	—	0.2

	17	(12.9)	(8.3)	(1.3)	(8.1)

Total income tax (credit) / charge		(7.1)	0.3	2.8	(4.2)
The Group reported a net tax credit of £7.1m (year ended 31 December 2021: charge of £0.3m; six months ended 31 December 2020: charge of £2.8m; year ended 30 June 2020: credit of £4.2m). The net tax charge is reduced due to the credit from the ‘patent box’ benefit in the UK, where a lower rate of tax is applied to profits on patented income.
The UK Corporation Tax rate for the year was 19.0% (year ended 31 December 2021: 19%; six months ended 31 December 2020: 19.0%; year ended 30 June 2020: 19.0%). Taxation for other jurisdictions is calculated at the rates prevailing in the respective jurisdictions.
The Finance Act 2021 increased the UK Corporation Tax rate to 25% with effect from 1 April 2023. This 25% rate has been applied in the deferred tax valuations based on the expected timing of when such assets and liabilities will be recovered.

The (credit)/charge for the year / period can be reconciled to the (loss)/profit per the income statement as follows:

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
(Loss) / profit before tax	(15.6)	4.7	15.6	8.3

Tax at the UK corporation tax rate of 19.0% (December 2021: 19.0%; December 2020: 19.0%; June 2020: 19.0%)	(3.0)	0.9	3.0	1.6
Adjustment in respect of overseas tax rates	2.3	2.0	0.2	(1.3)
Adjustments in respect of prior years	—	(0.5)	—	—
Effect of ‘patent box’ benefit	(2.8)	(4.2)	0.9	(6.0)
Tax effect of non-deductible expenses and non-taxable income	0.1	0.9	(1.5)	1.3
Overseas R&D tax credit uplift	(0.8)	(0.7)	0.3	(0.5)
Overseas withholding tax	—	0.5	(0.1)	0.5
Effect of tax rate change	(2.9)	1.4	—	0.2

Tax (credit) / charge for the year / period	(7.1)	0.3	2.8	(4.2)